Stockholders' Equity (Details Textual)			1 Months Ended			6 Months Ended
		Apr. 05, 2018 USD ($) $ / shares shares	Jul. 31, 2018 USD ($) $ / shares shares	Jun. 22, 2018 USD ($) $ / shares	May 31, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2018 ₪ / shares	Dec. 22, 2017 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares					21,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period | shares						321,146
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			2 years
Shares Issued, Price Per Share | ₪ / shares								₪ 0.01
Stock Issued During Period, Value, Stock Options Exercised						$ 900,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares						7,187
Stock Issued During Period, Value, New Issues	[1]					$ 70,304,000
Proceeds from Issuance of Common Stock						79,164,000	$ 0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares					$ 6.05
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested			$ 140,000		$ 90,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					10 years
Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					2 years
Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					4 years
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			4 years
Subsequent Event [Member] | 2013 Incentive Share Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares			430,000
Registered Direct Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued, Price Per Share | $ / shares		$ 6.00
Stock Issued During Period, Value, New Issues		$ 1,000,000
Proceeds from Issuance of Common Stock		$ 5,960,000
Registered Direct Offering [Member] | Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 15.00
Underwritten Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Issued, Price Per Share | $ / shares				$ 15.00
Stock Issued During Period, Value, New Issues				$ 5,000,000
Proceeds from Issuance of Common Stock				$ 70,300,000
AttheMarket Equity Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, New Issues						149,260
Proceeds from Issuance of Common Stock						$ 2,900,000
Maximum Amount Of Shares To BeIssued									$ 35,000,000
Directors and Officers [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares			630,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares			$ 11.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			10 years
Consultants [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares			16,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price | $ / shares			$ 11.56
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			10 years

[1]	See notes 3.4.